Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) $ in Millions, $ in Millions	3 Months Ended					6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory assets	$ 5,206					$ 5,206					$ 5,022
Total regulatory liabilities	4,458					$ 4,458					4,262
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)						10.00%	10.00%
Fortis | Unsecured senior notes, 2029 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount	$ 500					$ 500
Interest rate	4.43%					4.43%				4.43%
Energy contracts subject to regulatory deferral | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory liabilities	$ 15					$ 15					37
Energy contracts subject to regulatory deferral | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory assets	129					129					$ 135
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts	2			$ 1		24		$ 32
Total return swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	92					92
Gains (losses) on derivatives	7			(1)		$ 18		9
Total return swaps | Fortis | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms						3 years	3 years
Foreign exchange contracts | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount										$ 531
Gains (losses) on derivatives	(7)			18		$ (12)		19
Interest rate swap | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount			$ 705							150
Derivative terms						5 years	5 years
Derivatives, period over which gains (losses) will be reclassified to earnings						5 years	5 years
Gains (losses) on derivatives		$ 1			$ (4)		$ 2		$ (8)
Realized gain on derivatives			$ 4
Foreign exchange contracts and cross-currency interest rate swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount										$ 391
Gains (losses) on derivatives	$ (5)			$ 21		$ (13)		$ 17
Derivative interest rate	4.34%					4.34%				4.34%